FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about hedging instruments [line items]
Schedule of Effect of Foreign Currency Derivatives Impacts in Consolidated Income Statement and Statement of Comprehensive Income/(Loss)
The table below details the effect of foreign currency derivatives in the Consolidated Income Statement and the Consolidated Statement of Comprehensive Income / (Loss):

(in millions of Euros)	Notes	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
Derivatives that do not qualify for hedge accounting
Included in Other gains / (losses) - net
Realized gains / (losses) on foreign currency derivatives - net	10	7	7	(16)
Unrealized gains / (losses) on foreign currency derivatives - net (A)	10	2	(1)	16
Derivatives that qualify for hedge accounting
Included in Revenue
Realized (losses) / gains on foreign currency derivatives - net	10	(6)	4	1
Unrealized (losses) / gains on foreign currency derivatives - net	10	(1)	(2)	1
Included in Other gains / (losses) - net
Realized gains / (losses) in ineffective portion of derivatives		—	—	—
Included in Other comprehensive income / (loss)
Unrealized (losses) / gains on foreign currency derivatives - net		(15)	(23)	48
Gains / (losses) reclassified from cash flow hedge reserve to Consolidated Income Statement		7	(2)	(2)

(A)	Gains or losses on the hedging instruments are expected to offset losses or gains on the underlying hedged forecasted sales that will be reflected in future years when these sales are recognized.

Schedule of Exposure to Financial Counterparties by Rating Type
The number of financial counterparties is tabulated below showing our exposure to the counterparty by rating type (Parent company ratings from Moody’s Investor Services):

	At December 31, 2019		At December 31, 2018
	Number of financial counterparties (A)	Exposure (in millions of Euros)	Number of financial counterparties (A)	Exposure (in millions of Euros)
Rated Aa or better	2	83	2	22
Rated A	9	81	8	110
Rated Baa	3	5	2	4
Total	14	169	12	136

(A)	Financial Counterparties for which the Group’s exposure is below €0.25 million have been excluded from the analysis.

Schedule of Undiscounted Contractual Financial Assets and Financial Liabilities Values by Relevant Maturity Groupings
The tables below show undiscounted contractual financial assets and financial liabilities values by relevant maturity groupings based on the remaining periods from December 31, 2019 and December 31, 2018 respectively to the contractual maturity date.

	At December 31, 2019			At December 31, 2018
(in millions of Euros)	Less than 1 year	Between 1- 5 years	Over 5 years	Less than 1 year	Between 1 - 5 years	Over 5 years
Financial assets
Net debt derivatives	3	4	—	5	12	—
Net cash flows from derivative assets related to currencies and commodities	21	9	—	22	12	—
Total	24	13	—	27	24	—

		At December 31, 2019			At December 31, 2018
(in millions of Euros)	Notes	Less than 1 year	Between 1 - 5 years	After 5 years	Less than 1 year	Between 1 - 5 Years	After 5 years
Financial liabilities
Borrowings (A)		139	589	1,438	6	315	1,754
Leases		40	113	88	20	50	16
Interest (B)		112	404	85	114	422	173
Net debt derivatives		4	—	—	3	4	—
Net cash flows from derivative liabilities related to currencies and commodities		31	25	—	56	35	—
Trade payables and other (excluding contract liabilities)	21	945	15	—	900	18	—
Total		1,271	1,146	1,611	1,079	794	1,927

(A)	Borrowings include the Pan-U.S. ABL facility, which is considered short-term in nature and is included in the category “Less than 1 year”.

(B)	Interest disclosed is an undiscounted forecast interest amount and excludes interest on leases.

Currency risk
Disclosure of detailed information about hedging instruments [line items]
Schedule of Nominal Value of Derivatives
The following tables outline the nominal value (converted to millions of Euros at the closing rate) of derivatives for Constellium’s most significant foreign exchange exposures as at December 31, 2019.

Forward derivative sales	Maturity Year	Less than 1 year	Over 1 year
USD/EUR	2020-2024	446	157
EUR/CHF	2020-2023	79	35
Other currencies	2020	10	—

Forward derivative purchases	Maturity Year	Less than 1 year	Over 1 year
USD/EUR	2020-2024	473	77
EUR/CHF	2020-2024	130	61
EUR/CZK	2020	81	—
Other currencies	2020	2	—

Schedule of Effect of Foreign Currency Derivatives Impacts in Consolidated Income Statement
The table below details the effect of foreign currency derivatives in the Consolidated Income Statement:

(in millions of Euros)	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
Derivatives
Included in Finance costs - net
Realized gains / (losses) on foreign currency derivatives - net	9	5	31
Unrealized gains / (losses) on foreign currency derivatives - net	4	23	(110)
Total	13	28	(79)

Commodity price risk
Disclosure of detailed information about hedging instruments [line items]
Schedule of Nominal Value of Derivatives
At December 31, 2019, the nominal amount of commodity derivatives is as follows:

(in millions of Euros)	Maturity	Less than 1 year	Over 1 year
Aluminium	2020-2023	283	33
Premium	2020-2021	11	2
Copper	2020-2022	10	7
Silver	2020-2021	6	—
Zinc	2020-2022	9	9
Natural gas	2020-2021	5	2

Schedule of Effect of Foreign Currency Derivatives Impacts in Consolidated Income Statement
The Group does not apply hedge accounting on commodity derivatives and therefore any mark-to-market movements are recognized in Other gains / (losses) - net.

(in millions of Euros)	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
Derivatives
Included in Other gains / (losses) - net
Realized (losses) / gains on commodity derivatives - net	(56)	7	16
Unrealized gains / (losses) on commodity derivatives - net	31	(83)	41

Other currencies
Disclosure of detailed information about hedging instruments [line items]
Schedule of Impact on Profit and Equity (before tax effect) of a 10% strengthening of the US Dollar versus the Euro
The largest exposures of the Group are related to the Euro/U.S. Dollar exchange rate. The table below summarizes the impact on profit and Equity (before tax effect) of a 10% strengthening of the U.S. Dollar versus the Euro for non U.S. Dollar functional currency entities.

(in millions of Euros)	Effect on profit before tax	Effect on pretax equity
Trade receivables	2	—
Trade payables	(1)	—
Derivatives on commercial transaction (A)	(4)	(23)
Commercial transaction exposure	(3)	(23)
Cash in Bank and intercompany loans	120	—
Borrowings	(153)	—
Derivatives on financing transaction	33	—
Financing transaction exposure	—	—
Total	(3)	(23)

(A)
Gains or losses on the hedging instruments are expected to offset losses or gains on the underlying hedged forecasted sales that will be reflected in future years when these sales are recognized. The impact on pretax equity (€23 million) relates to derivatives hedging future sales spread from 2020 to 2022 which are designated as cash flow hedges.

U.S. Dollars
Disclosure of detailed information about hedging instruments [line items]
Schedule of Impact on Profit and Equity (before tax effect) of a 10% strengthening of the US Dollar versus the Euro
The table below summarizes the impact on profit and Equity (before tax effect) of a 10% strengthening of the U.S. Dollar versus the Euro (on average rate for profit before tax and closing rate for pretax equity) for U.S. Dollar functional currency entities.

(in millions of Euros)	Effect on profit before tax	Effect on pretax equity
10% strengthening U.S. Dollar/Euro	(4)	16